Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	¥ 10,638	¥ 306,583
Quoted price in active markets for identical assets Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Significant other observable inputs Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Significant unobservable inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	10,638	306,583
Earn-out liability from SPAC transaction [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total		266,828
Earn-out liability from SPAC transaction [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from SPAC transaction [Member] | Significant other observable inputs Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from SPAC transaction [Member] | Significant unobservable inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total		266,828
Earn-out liability from BeeLive acquisition [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	10,638	39,755
Earn-out liability from BeeLive acquisition [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from BeeLive acquisition [Member] | Significant other observable inputs Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total
Earn-out liability from BeeLive acquisition [Member] | Significant unobservable inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	¥ 10,638	¥ 39,755